Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)
January 31, 2025

Number of Shares		Value
Common Stocks 75.0%
Chemicals 2.8%
392	Air Products & Chemicals, Inc.	$131,422
488	Linde PLC	217,706
		349,128
Electric Utilities 3.0%
5,132	NextEra Energy, Inc.	367,246
Independent Power and Renewable Electricity Producers 6.0%
11,132	Brookfield Renewable Corp.	297,113
17,093	Clearway Energy, Inc. Class C	443,221
		740,334
Multi-Utilities 7.2%
7,687	CenterPoint Energy, Inc.	250,366
1,515	DTE Energy Co.	181,618
5,560	Sempra	461,091
		893,075
Oil, Gas & Consumable Fuels 56.0%
27,000	Antero Midstream Corp.	433,080
14,288	Antero Resources Corp.	533,228 *
5,700	California Resources Corp.	280,440
3,773	Cheniere Energy, Inc.	843,831
1,820	ConocoPhillips	179,871
4,490	DT Midstream, Inc.	453,849
4,312	Enbridge, Inc.	186,451
7,216	EQT Corp.	368,882
2,941	Exxon Mobil Corp.	314,187
3,353	Hess Midstream LP Class A	135,830
7,028	Kinetik Holdings, Inc.	452,814
6,868	Occidental Petroleum Corp.	320,392
2,368	ONEOK, Inc.	230,099
5,507	Pembina Pipeline Corp.	198,858
5,325	Targa Resources Corp.	1,047,960
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
7,420	Tourmaline Oil Corp.	$338,032
11,033	Williams Cos., Inc.	611,559
		6,929,363
Total Common Stocks (Cost $8,549,598)		9,279,146
Number of Units
Master Limited Partnerships and Limited Partnerships 24.4%
Oil, Gas & Consumable Fuels 24.4%
49,500	Energy Transfer LP	1,013,760
26,735	Enterprise Products Partners LP	872,898
3,825	MPLX LP	198,938
19,580	Plains GP Holdings LP Class A	414,117 *
12,692	Western Midstream Partners LP	522,276
Total Master Limited Partnerships and Limited Partnerships (Cost $2,598,499)		3,021,989
Number of Shares
Short-Term Investments 0.4%
Investment Companies 0.4%
51,000	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(a) (Cost $51,000)	51,000
Total Investments 99.8% (Cost $11,199,097)		12,352,135
Other Assets Less Liabilities 0.2%		24,117
Net Assets 100.0%		$12,376,252

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Energy Transition & Infrastructure ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,279,146	$—	$—	$9,279,146
Master Limited Partnerships and Limited Partnerships#	3,021,989	—	—	3,021,989
Short-Term Investments	—	51,000	—	51,000
Total Investments	$12,301,135	$51,000	$—	$12,352,135

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)
January 31, 2025

Principal Amount(a)		Value
Mortgage-Backed Securities 4.9%
Collateralized Mortgage Obligations 1.3%
$91,084	COLT Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.42%, due 5/25/2069	$92,014 (b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
130,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.35%, due 3/25/2042	143,122 (b)(c)
135,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 10.00%, due 4/25/2042	146,174 (b)(c)
Federal National Mortgage Association Connecticut Avenue Securities
45,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 7.47%, due 1/25/2040	46,111 (b)(c)
135,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 6/25/2043	147,542 (b)(c)
88,460	Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, due 6/25/2069	89,288 (b)
664,251
Commercial Mortgage-Backed 3.6%
100,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.21%, due 8/15/2039	101,068 (b)(c)
BANK
75,000	Series 2023-BNK45, Class C, 6.28%, due 2/15/2056	73,808 (d)
75,000	Series 2024-BNK47, Class C, 6.61%, due 6/15/2057	77,533 (d)
BANK5
90,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	79,241 (b)
75,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	78,512
72,000	BX Commercial Mortgage Trust, Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.50%, due 11/15/2041	72,338 (b)(c)
BX Trust
100,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 7/15/2029	100,312 (b)(c)
75,000	Series 2024-BIO, Class B, (1 mo. USD Term SOFR + 1.94%), 6.25%, due 2/15/2041	75,000 (b)(c)
COMM Mortgage Trust
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	101,764 (b)(d)
78,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	82,074 (b)(d)
60,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.35%, due 8/15/2041	60,000 (b)(c)
100,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class D, 3.55%, due 9/10/2035	95,728 (b)(d)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	101,425 (b)(d)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45%, due 1/5/2039	89,504 (b)(d)
100,000	Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.87%, due 12/15/2038	95,003 (b)(c)
73,045	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	68,896 (b)
100,000	ONE Mortgage Trust, Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.92%, due 3/15/2036	95,781 (b)(c)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.10%, due 12/15/2039	100,281 (b)(c)
124,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	128,426 (b)
17,000	SFO Commercial Mortgage Trust, Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.82%, due 5/15/2038	16,660 (b)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.30%, due 12/15/2039	100,125 (b)(c)
100,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	100,736 (b)(d)
1,894,215

Total Mortgage-Backed Securities (Cost $2,536,405)		2,558,466
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Asset-Backed Securities 14.1%
Other 14.1%
$500,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.41%, due 1/20/2038	$510,712 (b)(c)
1,250,000	AGL CLO 33 Ltd., Series 2024-33A, Class E, (3 mo. USD Term SOFR + 5.50%), 9.79%, due 7/21/2037	1,291,283 (b)(c)
1,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.76%, due 10/25/2037	1,276,636 (b)(c)
62,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	62,051 (b)
88,884	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	90,353 (b)
Cloud Capital Holdco LP
73,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	73,525 (b)
48,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	48,292 (b)
89,757	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class B, 6.78%, due 1/20/2031	90,633 (b)
100,000	Foundation Finance Trust, Series 2024-2A, Class B, 4.93%, due 3/15/2050	98,830 (b)
50,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	50,937 (b)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	100,729 (b)
94,270	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	94,986 (b)
500,000	OCP CLO Ltd., Series 2021-23A, Class D1R, (3 mo. USD Term SOFR + 2.75%), 7.03%, due 1/17/2037	510,126 (b)(c)
Sierra Timeshare Receivables Funding LLC
49,757	Series 2023-3A, Class C, 7.12%, due 9/20/2040	50,791 (b)
72,877	Series 2024-2A, Class C, 5.83%, due 6/20/2041	72,987 (b)
100,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	101,301 (b)
99,750	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	100,770 (b)
1,250,000	Symphony CLO 45 Ltd., Series 2024-45A, Class E, (3 mo. USD Term SOFR + 5.75%), 10.62%, due 10/15/2037	1,294,301 (b)(c)
1,250,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 7/18/2037	1,277,320 (b)(c)
Ziply Fiber Issuer LLC
50,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	51,422 (b)
75,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	77,786 (b)

Total Asset-Backed Securities (Cost $7,159,447)		7,325,771
Corporate Bonds 60.2%
Advertising 0.5%
260,000	Clear Channel Outdoor Holdings, Inc., 9.00%, due 9/15/2028	273,340 (b)
Aerospace & Defense 1.3%
300,000	Boeing Co., 3.63%, due 2/1/2031	274,159
170,000	Bombardier, Inc., 7.25%, due 7/1/2031	175,538 (b)
230,000	Goat Holdco LLC, 6.75%, due 2/1/2032	229,230 (b)
678,927
Airlines 0.5%
240,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	239,413 (b)
25,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	25,125 (b)
264,538
Auto Manufacturers 0.9%
235,000	Ford Motor Credit Co. LLC, 7.20%, due 6/10/2030	247,847
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Auto Manufacturers – cont'd
	$240,000	General Motors Financial Co., Inc., 5.80%, due 6/23/2028	$245,178
493,025
Auto Parts & Equipment 0.3%
	170,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	166,566 (b)(e)
Banks 4.1%
EUR	200,000	ABN AMRO Bank NV, 6.38%, due 9/22/2034	215,609 (f)(g)(h)
	$200,000	Banco Santander SA, 6.35%, due 3/14/2034	204,350
	245,000	Citizens Financial Group, Inc., 5.84%, due 1/23/2030	249,269 (f)
	200,000	ING Groep NV, 4.25%, due 5/16/2031	166,074 (f)(g)
	245,000	Lloyds Banking Group PLC, 5.68%, due 1/5/2035	245,749 (f)
	240,000	M&T Bank Corp., 3.50%, due 9/1/2026	226,186 (f)(g)
	310,000	Morgan Stanley, 2.48%, due 9/16/2036	254,804 (f)
	245,000	NatWest Group PLC, 5.81%, due 9/13/2029	250,239 (f)
	85,000	PNC Financial Services Group, Inc., 3.40%, due 9/15/2026	80,709 (f)(g)
	265,000	Santander U.K. Group Holdings PLC, 3.82%, due 11/3/2028	255,806 (f)
2,148,795
Building Materials 1.4%
	110,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	109,790 (b)
	110,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, due 7/15/2031	111,851 (b)
	145,000	Jeld-Wen, Inc., 7.00%, due 9/1/2032	138,203 (b)
	70,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	66,635 (b)
Quikrete Holdings, Inc.
	120,000	6.38%, due 3/1/2032	120,299 (b)(i)
	45,000	6.75%, due 3/1/2033	45,113 (b)(i)
	160,000	Standard Industries, Inc., 3.38%, due 1/15/2031	140,063 (b)
731,954
Chemicals 1.5%
	75,000	Avient Corp., 6.25%, due 11/1/2031	74,852 (b)
INEOS Finance PLC
	20,000	6.75%, due 5/15/2028	20,159 (b)
	185,000	7.50%, due 4/15/2029	188,657 (b)
Olympus Water U.S. Holding Corp.
	105,000	9.75%, due 11/15/2028	111,165 (b)
	195,000	6.25%, due 10/1/2029	187,480 (b)
WR Grace Holdings LLC
	85,000	5.63%, due 8/15/2029	79,440 (b)
	130,000	7.38%, due 3/1/2031	134,116 (b)
795,869
Commercial Services 3.3%
	135,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	138,415 (b)
	120,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	111,031 (b)
	125,000	Block, Inc., 6.50%, due 5/15/2032	127,764 (b)
	275,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	287,892 (b)
	190,000	Champions Financing, Inc., 8.75%, due 2/15/2029	181,463 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Commercial Services – cont'd
Garda World Security Corp.
$60,000	7.75%, due 2/15/2028	$62,228 (b)
80,000	6.00%, due 6/1/2029	77,058 (b)
15,000	8.25%, due 8/1/2032	15,429 (b)
200,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	199,772 (b)
110,000	United Rentals North America, Inc., 5.25%, due 1/15/2030	108,621
110,000	Veritiv Operating Co., 10.50%, due 11/30/2030	119,547 (b)
290,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	300,190 (b)
1,729,410
Computers 0.9%
195,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	192,910 (b)
175,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	180,435 (b)
110,000	McAfee Corp., 7.38%, due 2/15/2030	108,371 (b)
481,716
Cosmetics - Personal Care 0.4%
120,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	122,560 (b)
110,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	107,868
230,428
Distribution - Wholesale 1.2%
60,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	59,649 (b)
195,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	196,768 (b)
125,000	Ritchie Bros Holdings, Inc., 7.75%, due 3/15/2031	131,621 (b)
210,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	222,125 (b)
610,163
Diversified Financial Services 4.2%
275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/2028	256,190
270,000	Air Lease Corp., 2.20%, due 1/15/2027	257,072
280,000	Ally Financial, Inc., 4.70%, due 5/15/2026	268,475 (f)(g)
45,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	45,541 (b)
Capital One Financial Corp.
225,000	7.62%, due 10/30/2031	249,006 (f)
70,000	6.18%, due 1/30/2036	70,306 (f)
530,000	Charles Schwab Corp., 4.00%, due 6/1/2026	517,220 (f)(g)
220,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	220,504 (b)
OneMain Finance Corp.
200,000	6.63%, due 5/15/2029	203,195
20,000	7.13%, due 11/15/2031	20,569
40,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	41,813 (b)
20,000	SLM Corp., 6.50%, due 1/31/2030	20,187
2,170,078
Electric 3.9%
290,000	Alpha Generation LLC, 6.75%, due 10/15/2032	293,220 (b)
105,000	CenterPoint Energy, Inc., 6.70%, due 5/15/2055	104,419 (f)
105,000	Dominion Energy, Inc., 6.63%, due 5/15/2055	106,034 (f)
215,000	Electricite de France SA, 9.13%, due 3/15/2033	244,194 (b)(f)(g)
75,000	Evergy, Inc., 6.65%, due 6/1/2055	75,064 (f)
320,000	Lightning Power LLC, 7.25%, due 8/15/2032	330,515 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Electric – cont'd
$25,000	Nevada Power Co., 6.25%, due 5/15/2055	$25,082 (f)
NRG Energy, Inc.
160,000	10.25%, due 3/15/2028	177,430 (b)(f)(g)
60,000	6.00%, due 2/1/2033	58,622 (b)
225,000	Pacific Gas & Electric Co., 6.95%, due 3/15/2034	239,202
220,000	Vistra Corp., 7.00%, due 12/15/2026	220,736 (b)(f)(g)
130,000	Vistra Operations Co. LLC, 7.75%, due 10/15/2031	137,236 (b)
2,011,754
Engineering & Construction 0.3%
50,000	Arcosa, Inc., 6.88%, due 8/15/2032	51,250 (b)
120,000	Artera Services LLC, 8.50%, due 2/15/2031	118,566 (b)
169,816
Entertainment 2.9%
Churchill Downs, Inc.
110,000	4.75%, due 1/15/2028	107,184 (b)
90,000	6.75%, due 5/1/2031	91,528 (b)
220,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	209,768 (b)
20,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 2/1/2033	19,966 (b)(i)
325,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	314,084 (b)
330,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	339,944 (b)
Warnermedia Holdings, Inc.
300,000	4.28%, due 3/15/2032	264,902
230,000	5.05%, due 3/15/2042	185,110
1,532,486
Environmental Control 0.4%
220,000	Madison IAQ LLC, 5.88%, due 6/30/2029	212,063 (b)
Food 0.4%
Post Holdings, Inc.
155,000	6.38%, due 3/1/2033	152,662 (b)
35,000	6.25%, due 10/15/2034	34,108 (b)
186,770
Healthcare - Products 0.3%
170,000	Medline Borrower LP, 5.25%, due 10/1/2029	164,718 (b)
Healthcare - Services 2.1%
80,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	76,072 (b)
CHS/Community Health Systems, Inc.
55,000	5.25%, due 5/15/2030	46,892 (b)
40,000	10.88%, due 1/15/2032	41,199 (b)
265,000	HCA, Inc., 4.13%, due 6/15/2029	254,123
100,000	HealthEquity, Inc., 4.50%, due 10/1/2029	94,369 (b)
LifePoint Health, Inc.
50,000	9.88%, due 8/15/2030	53,340 (b)
45,000	10.00%, due 6/1/2032	43,868 (b)
60,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	59,569 (b)
215,000	Star Parent, Inc., 9.00%, due 10/1/2030	226,245 (b)
130,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	129,676 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Healthcare - Services – cont'd
$60,000	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	$65,400 (b)(e)
1,090,753
Holding Companies - Diversified 0.2%
105,000	Benteler International AG, 10.50%, due 5/15/2028	111,631 (b)
Home Builders 0.7%
150,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	151,248 (b)
235,000	LGI Homes, Inc., 7.00%, due 11/15/2032	233,825 (b)
385,073
Insurance 2.9%
120,000	Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 2/1/2029	124,572 (b)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
85,000	6.75%, due 10/15/2027	84,625 (b)
285,000	6.75%, due 4/15/2028	288,009 (b)
30,000	6.50%, due 10/1/2031	30,006 (b)
10,000	7.38%, due 10/1/2032	10,218 (b)
AmWINS Group, Inc.
100,000	6.38%, due 2/15/2029	101,157 (b)
185,000	4.88%, due 6/30/2029	176,205 (b)
135,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	132,169 (b)
305,000	HUB International Ltd., 7.25%, due 6/15/2030	315,364 (b)
175,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	179,212 (b)
45,000	Ryan Specialty LLC, 5.88%, due 8/1/2032	44,590 (b)
1,486,127
Investment Companies 0.5%
255,000	Ares Capital Corp., 5.95%, due 7/15/2029	258,474
Iron - Steel 0.6%
Cleveland-Cliffs, Inc.
70,000	6.88%, due 11/1/2029	70,217 (b)
115,000	7.00%, due 3/15/2032	114,718 (b)
90,000	7.38%, due 5/1/2033	89,503 (b)
41,820	Samarco Mineracao SA, 4.00% Cash/5.00% PIK, due 6/30/2031	40,446 (e)(h)
314,884
Leisure Time 1.2%
Carnival Corp.
170,000	6.00%, due 5/1/2029	170,329 (b)
85,000	6.13%, due 2/15/2033	85,210 (b)(i)
100,000	NCL Corp. Ltd., 7.75%, due 2/15/2029	106,232 (b)
225,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	243,896 (b)
605,667
Lodging 0.7%
200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	185,949 (h)
200,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	191,040 (h)
376,989
Machinery - Diversified 0.9%
165,000	Chart Industries, Inc., 7.50%, due 1/1/2030	172,381 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Machinery - Diversified – cont'd
$125,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	$129,879 (b)
150,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	151,231 (b)
453,491
Media 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
260,000	5.00%, due 2/1/2028	253,090 (b)
30,000	6.38%, due 9/1/2029	30,018 (b)
55,000	4.75%, due 3/1/2030	50,944 (b)
80,000	4.50%, due 8/15/2030	72,784 (b)
50,000	4.25%, due 2/1/2031	44,357 (b)
80,000	4.50%, due 5/1/2032	69,392
20,000	4.25%, due 1/15/2034	16,339 (b)
175,000	CSC Holdings LLC, 11.75%, due 1/31/2029	174,140 (b)
McGraw-Hill Education, Inc.
85,000	5.75%, due 8/1/2028	83,665 (b)
120,000	8.00%, due 8/1/2029	122,123 (b)
95,000	7.38%, due 9/1/2031	98,840 (b)
55,000	Midcontinent Communications, 8.00%, due 8/15/2032	56,446 (b)
200,000	VTR Finance NV, 6.38%, due 7/15/2028	186,599 (h)
1,258,737
Mining 1.0%
200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	198,240 (b)(i)
FMG Resources August 2006 Pty. Ltd.
95,000	4.38%, due 4/1/2031	86,681 (b)
55,000	6.13%, due 4/15/2032	54,640 (b)
135,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	135,289 (b)
35,000	Kaiser Aluminum Corp., 4.63%, due 3/1/2028	33,727 (b)
508,577
Miscellaneous Manufacturer 0.2%
80,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	82,737 (b)(e)
Multi-National 0.4%
200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	194,775 (h)
Office - Business Equipment 0.5%
275,000	CDW LLC/CDW Finance Corp., 3.25%, due 2/15/2029	255,460
Oil & Gas 4.5%
330,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	324,703 (b)
200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	202,000 (b)
70,000	Civitas Resources, Inc., 8.63%, due 11/1/2030	74,197 (b)
220,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	215,922 (b)
Hilcorp Energy I LP/Hilcorp Finance Co.
185,000	6.25%, due 4/15/2032	175,690 (b)
50,000	6.88%, due 5/15/2034	48,225 (b)
200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	203,955 (b)
80,000	Noble Finance II LLC, 8.00%, due 4/15/2030	81,396 (b)
200,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	149,644
200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	199,288 (h)
200,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	185,397 (h)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Oil & Gas – cont'd
$200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	$210,873 (b)
172,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	168,732 (b)
100,000	YPF SA, 9.50%, due 1/17/2031	106,077 (h)
2,346,099
Oil & Gas Services 0.3%
75,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	76,027 (b)
90,000	Star Holding LLC, 8.75%, due 8/1/2031	87,617 (b)
163,644
Packaging & Containers 1.8%
220,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, due 9/1/2028	198,961 (b)
35,000	Efesto Bidco Spa/U.S. LLC, 7.50%, due 2/15/2032	35,000 (j)
Mauser Packaging Solutions Holding Co.
85,000	7.88%, due 4/15/2027	86,611 (b)
240,000	9.25%, due 4/15/2027	244,503 (b)
55,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	60,760 (b)
300,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	300,214 (b)
926,049
Pharmaceuticals 0.1%
40,000	CVS Health Corp., 6.75%, due 12/10/2054	39,548 (f)
Pipelines 3.8%
240,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	245,139 (b)
190,000	DT Midstream, Inc., 4.38%, due 6/15/2031	175,743 (b)
250,000	Energy Transfer LP, 5.55%, due 5/15/2034	247,627
200,000	Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 3/31/2036	165,481 (h)
Genesis Energy LP/Genesis Energy Finance Corp.
30,000	8.00%, due 1/15/2027	30,535
145,000	8.00%, due 5/15/2033	145,030
260,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	265,918 (b)
250,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	248,047 (b)
200,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	202,278 (h)
290,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	279,931 (b)
2,005,729
Real Estate Investment Trusts 1.0%
115,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	113,683 (b)
Starwood Property Trust, Inc.
125,000	7.25%, due 4/1/2029	129,123 (b)
95,000	6.50%, due 7/1/2030	95,909 (b)
155,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	165,723 (b)
504,438
Retail 1.0%
125,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	113,193 (b)
155,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	157,812 (b)
165,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	172,644 (b)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Retail – cont'd
	$80,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	$79,742 (b)
523,391
Savings & Loans 0.5%
GBP	200,000	Coventry Building Society, 8.75%, due 6/11/2029	257,366 (f)(g)(h)
Semiconductors 0.5%
	$250,000	Foundry JV Holdco LLC, 6.15%, due 1/25/2032	255,307 (b)
Software 1.3%
	180,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	174,157 (b)
	110,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	108,129 (b)
	40,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	40,241 (b)
	25,000	Rackspace Finance LLC, 3.50%, due 5/15/2028	13,300 (b)
	315,000	UKG, Inc., 6.88%, due 2/1/2031	321,603 (b)
657,430
Telecommunications 1.8%
	130,000	CommScope LLC, 9.50%, due 12/15/2031	134,845 (b)
	65,000	Consolidated Communications, Inc., 6.50%, due 10/1/2028	63,404 (b)
	210,000	EchoStar Corp., 10.75%, due 11/30/2029	226,376
Level 3 Financing, Inc.
	45,000	4.88%, due 6/15/2029	38,753 (b)
	50,000	11.00%, due 11/15/2029	56,685 (b)
	105,000	10.50%, due 5/15/2030	114,420 (b)
	99,000	Telecom Argentina SA, 9.50%, due 7/18/2031	102,836 (b)
	105,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	108,677 (b)
	75,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	70,769 (b)
916,765
Transportation 0.6%
	290,000	XPO, Inc., 7.13%, due 2/1/2032	299,266 (b)

Total Corporate Bonds (Cost $31,003,811)			31,330,823
Loan Assignments(c) 13.2%
Aerospace & Defense 0.9%
	496,050	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 2/1/2028	463,499
Containers & Glass Products 1.0%
	498,750	Trident TPI Holdings, Inc., Term Loan B7, (6 mo. USD Term SOFR + 3.75%), 8.19%, due 9/15/2028	503,568 (j)(k)
Electric Utilities 1.0%
	500,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	502,815 (j)(k)
Electronics - Electrical 1.0%
	499,661	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.50%), 9.81%, due 12/17/2029	510,174
Financial Intermediaries 2.4%
	498,744	AssuredPartners, Inc., Term Loan B5, (1 mo. USD Term SOFR + 3.50%), 7.81%, due 2/14/2031	499,028
	250,000	Edelman Financial Center LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.56%, due 10/6/2028	253,047
Focus Financial Partners LLC
	48,493	Term Loan, (3 mo. USD Term SOFR), due 9/15/2031	48,524 (j)(k)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Financial Intermediaries – cont'd
	$451,507	Term Loan B8, (1 mo. USD Term SOFR), due 9/15/2031	$451,791 (j)(k)
			1,252,390
Health Care 2.2%
	497,503	Auris Luxembourg III SARL, Term Loan B4, (6 mo. USD Term SOFR + 3.75%), 8.18%, due 2/28/2029	504,135
	645,038	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.66%, due 5/10/2027	647,921
			1,152,056
IT Services 1.0%
	500,000	QualityTech LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.83%, due 10/30/2031	501,250 (l)
Leisure Goods - Activities - Movies 1.2%
	645,137	Motion Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.83%, due 11/12/2029	636,034
Oil, Gas & Consumable Fuels 0.9%
	497,500	Epic Y-Grade Services LP, Term Loan B, (3 mo. USD Term SOFR), due 6/29/2029	498,396 (j)(k)
Publishing 0.2%
	117,550	Ascend Learning LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.16%, due 12/10/2029	117,021
Software 0.5%
	250,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.41%, due 10/8/2029	242,500
Utilities 0.9%
		Lightstone Holdco LLC
	469,028	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	473,662
	26,531	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.04%, due 1/29/2027	26,793
			500,455
Total Loan Assignments (Cost $6,880,509)			6,880,158
Foreign Government Securities 6.8%
		Argentine Republic Government International Bonds
	228,800	0.75%, due 7/9/2030	172,706 (m)
	195,454	4.13%, due 7/9/2046	131,059 (m)
	200,000	Brazil Government International Bonds, 3.88%, due 6/12/2030	179,364
	250,000	Colombia Government International Bonds, 4.50%, due 3/15/2029	232,495
	280,000	Dominican Republic International Bonds, 5.50%, due 2/22/2029	273,840 (h)
		Ecuador Government International Bonds
	59,071	6.90%, due 7/31/2030	45,512 (h)
	205,762	5.50%, due 7/31/2035	134,739 (h)(m)
	200,000	Egypt Government International Bonds, 8.70%, due 3/1/2049	163,000 (h)
	200,000	El Salvador Government International Bonds, 9.50%, due 7/15/2052	209,451 (h)
		Ghana Government International Bonds
	5,280	0.00%, due 7/3/2026	4,929 (b)
	53,240	5.00%, due 7/3/2029	47,449 (b)(m)
	76,560	5.00%, due 7/3/2035	55,881 (b)(m)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	192,614 (h)
		Ivory Coast Government International Bonds
EUR	200,000	5.88%, due 10/17/2031	197,227 (h)
EUR	100,000	4.88%, due 1/30/2032	92,402 (h)
	$200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	186,692 (h)
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Foreign Government Securities – cont'd
$200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	$196,120 (h)
220,000	Panama Government International Bonds, 3.16%, due 1/23/2030	187,318
200,000	Republic of South Africa Government International Bonds, 4.85%, due 9/30/2029	187,056
38,000	Romania Government International Bonds, 3.63%, due 3/27/2032	31,255 (b)
	Sri Lanka Government International Bonds
49,942	4.00%, due 4/15/2028	46,571 (b)
41,436	3.10%, due 1/15/2030	35,998 (b)(m)
81,276	3.35%, due 3/15/2033	64,208 (b)(m)
54,880	3.60%, due 6/15/2035	38,690 (b)(m)
76,208	3.60%, due 2/15/2038	62,491 (b)(m)
200,000	Turkiye Government International Bonds, 9.38%, due 3/14/2029	220,380
159,882	Zambia Government International Bonds, 5.75%, due 6/30/2033	142,235 (h)(m)
Total Foreign Government Securities (Cost $3,332,716)		3,531,682
Number of Shares
Short-Term Investments 2.7%
Investment Companies 2.7%
1,402,468	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(n) (Cost $1,402,468)	1,402,468
Total Investments 101.9% (Cost $52,315,356)		53,029,368
Liabilities Less Other Assets (1.9)%		(977,753)(o)
Net Assets 100.0%		$52,051,615

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $31,752,273, which represents 61.0% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2025.

(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $3,964,137, which represents 7.6% of net assets of the
Fund.

See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
(i)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $468,828, which represents 0.9% of net assets of the Fund.
(j)	All or a portion of this security was purchased on a delayed delivery basis.
(k)	All or a portion of this security had not settled as of January 31, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(l)	Value determined using significant unobservable inputs.
(m)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
January 31, 2025.

(n)	Represents 7-day effective yield as of January 31, 2025.
(o)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$33,955,224	65.2%
Cayman Islands	4,372,346	8.4%
Jersey	1,788,032	3.4%
United Kingdom	1,645,194	3.2%
Canada	710,356	1.4%
Netherlands	681,897	1.3%
Argentina	681,410	1.3%
Brazil	634,638	1.2%
Denmark	504,135	1.0%
Colombia	417,892	0.8%
Nigeria	395,408	0.8%
Germany	317,797	0.6%
Cote D'Ivoire	289,629	0.5%
Dominican Republic	273,840	0.5%
Ireland	256,190	0.5%
Sri Lanka	247,958	0.5%
France	244,194	0.5%
Turkey	220,380	0.4%
Chile	211,724	0.4%
El Salvador	209,451	0.4%
Luxembourg	208,816	0.4%
Spain	204,350	0.4%
Azerbaijan	202,278	0.4%
Angola	202,000	0.4%
Peru	198,240	0.4%
Supranational	194,775	0.4%
Guatemala	192,614	0.4%
Macau	191,040	0.4%
Panama	187,318	0.4%
South Africa	187,056	0.3%
Mongolia	186,692	0.3%
China	185,949	0.3%
Ecuador	180,251	0.3%
United Arab Emirates	165,481	0.3%
Egypt	163,000	0.3%
Mexico	149,644	0.3%
Zambia	142,235	0.3%
Australia	141,321	0.3%
Austria	111,631	0.2%
Ghana	108,259	0.2%
Italy	35,000	0.1%
Romania	31,255	0.1%
Short-Term Investments and Other Liabilities—Net	424,715	0.8%
	$52,051,615	100.0%
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	8	U.S. Treasury Long Bond	$911,250	$(25,277)
3/2025	11	U.S. Treasury Note, 10 Year	1,197,281	(6,000)
3/2025	38	U.S. Treasury Note, 5 Year	4,042,844	(12,306)
3/2025	26	U.S. Treasury Note, Ultra 10 Year	2,895,750	(34,585)
Total Long Positions			$9,047,125	$(78,168)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	1	Euro-Oat	$(127,994)	$2,967
3/2025	4	Euro-Schatz	(443,240)	2,594
3/2025	14	U.S. Treasury Note, 2 Year	(2,878,750)	903
3/2025	1	U.S. Treasury Ultra Bond	(118,469)	7,206
Total Short Positions			$(3,568,453)	$13,670
Total Futures				$(64,498)
Forward foreign currency contracts ("forward FX contracts")
At January 31, 2025, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	104,250	EUR	100,000	RBC	4/16/2025	$150
USD	295,260	EUR	283,516	UBS	4/16/2025	119
USD	5,223	EUR	5,015	UBS	4/16/2025	2
USD	373,272	GBP	300,000	RBC	4/16/2025	1,388
Total unrealized appreciation						$1,659
USD	33	EUR	32	RBC	4/16/2025	—
USD	138,776	EUR	134,107	SCB	4/16/2025	(830)
Total unrealized depreciation						$(830)
Total net unrealized appreciation						$829
See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
Credit default swap contracts ("credit default swaps")
At January 31, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 42.V1	USD	2,459,000	5.00%	3M	6/20/2029	$127,598	$76,931	$15,028	$219,557

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3 (a)	Total
Investments:
Mortgage-Backed Securities#	$—	$2,558,466	$—	$2,558,466
Asset-Backed Securities#	—	7,325,771	—	7,325,771
Corporate Bonds#	—	31,330,823	—	31,330,823
Loan Assignments
IT Services	—	—	501,250	501,250
Other Loan Assignments#	—	6,378,908	—	6,378,908
Total Loan Assignments	—	6,378,908	501,250	6,880,158
Foreign Government Securities	—	3,531,682	—	3,531,682
Short-Term Investments	—	1,402,468	—	1,402,468
Total Investments	$—	$52,528,118	$501,250	$53,029,368

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Investments in Securities:
Loan Assignments(1)(2)	$239	$—	$—	$6	$—	$—	$495	$(239)	$501	$6
Total	$239	$—	$—	$6	$—	$—	$495	$(239)	$501	$6
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments

Schedule of Investments Flexible Credit Income ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$13,670	$—	$—	$13,670
Liabilities	(78,168)	—	—	(78,168)
Forward FX Contracts@
Assets	—	1,659	—	1,659
Liabilities	—	(830)	—	(830)
Swaps
Assets	—	219,557	—	219,557
Total	$(64,498)	$220,386	$—	$155,888

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)
January 31, 2025

Principal Amount		Value
Mortgage-Backed Securities 29.4%
Collateralized Mortgage Obligations 14.7%
$361,681	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	$360,373 (a)
Chase Home Lending Mortgage Trust
189,924	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	190,279 (a)(b)
333,331	Series 2024-4, Class A6, 6.00%, due 3/25/2055	333,780 (a)(b)
197,441	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	195,922 (a)(b)
386,393	Series 2024-11, Class A4, 6.00%, due 11/25/2055	388,490 (a)(b)
COLT Mortgage Loan Trust
735,413	Series 2021-5, Class A1, 1.73%, due 11/26/2066	646,312 (a)(b)
241,981	Series 2024-2, Class A1, 6.13%, due 4/25/2069	243,346 (a)
190,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	183,985 (a)(b)
637,958	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	551,042 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
1,010,122	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.45%, due 11/25/2054	995,964 (c)
726,933	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	716,215 (c)
1,021,779	Series 5487, Class FA, (30 day USD SOFR Average + 1.40%), 5.75%, due 12/25/2054	1,021,588 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
550,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 10/25/2041	552,920 (a)(c)
785,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	804,083 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 2/25/2042	427,411 (a)(c)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.60%, due 3/25/2042	505,793 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 7.90%, due 8/25/2042	350,845 (a)(c)
860,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2044	869,658 (a)(c)
505,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.05%, due 5/25/2044	509,692 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities
198,629	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 11.42%, due 8/25/2028	207,050 (c)
462,335	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 6.67%, due 8/25/2030	471,357 (c)
192,475	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.90%, due 10/25/2041	193,312 (a)(c)
375,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 12/25/2041	377,989 (a)(c)
1,505,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	1,527,502 (a)(c)
625,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	649,380 (a)(c)
725,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	759,392 (a)(c)
495,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	534,641 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	83,321 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.95%, due 7/25/2042	475,377 (a)(c)
621,329	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.75%, due 12/25/2042	637,665 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.70%, due 1/25/2043	258,321 (a)(c)
174,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.05%, due 1/25/2045	174,000 (a)(c)
515,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.45%, due 10/25/2041	529,807 (a)(c)
1,050,747	Federal National Mortgage Association REMIC, Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 3/25/2054	1,041,761 (c)
350,030	GCAT Trust, Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	288,126 (a)(b)
Government National Mortgage Association REMIC
1,022,059	Series 2024-184, Class FN, (30 day USD SOFR Average + 1.20%), 5.57%, due 11/20/2054	1,020,789 (c)
1,021,613	Series 2024-187, Class FB, (30 day USD SOFR Average + 1.20%), 5.57%, due 11/20/2054	1,014,007 (c)
JP Morgan Mortgage Trust
160,822	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	160,752 (a)(b)
256,639	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	257,037 (a)(b)
157,930	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	158,236 (a)
231,960	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	232,404 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$354,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	$355,393 (a)
161,436	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	160,224 (a)
New Residential Mortgage Loan Trust
219,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	216,269 (a)
188,078	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	175,904 (a)(b)
190,000	OBX Trust, Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	184,608 (a)(b)
Sequoia Mortgage Trust
101,786	Series 2024-2, Class A10, 6.00%, due 3/25/2054	101,882 (a)(b)
289,289	Series 2024-4, Class A10, 6.00%, due 5/25/2054	289,745 (a)(b)
370,942	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	308,381 (a)(b)
707,918	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	664,969 (a)
Verus Securitization Trust
291,162	Series 2021-3, Class A3, 1.44%, due 6/25/2066	248,134 (a)(b)
317,808	Series 2021-6, Class A3, 1.89%, due 10/25/2066	270,453 (a)(b)
275,202	Series 2022-7, Class A1, 5.15%, due 7/25/2067	273,467 (a)
210,308	Series 2024-7, Class A1, 5.10%, due 9/25/2069	208,598 (a)(b)
143,393	Series 2024-7, Class A3, 5.40%, due 9/25/2069	142,076 (a)
24,500,027
Commercial Mortgage-Backed 7.9%
230,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	227,169 (a)
219,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.21%, due 8/15/2039	221,340 (a)(c)
247,572	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	243,236
275,000	BANK5, Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	242,124 (a)
BBCMS Mortgage Trust
4,345,374	Series 2021-C11, Class XA, 1.36%, due 9/15/2054	261,168 (b)(d)
1,874,359	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	131,564 (b)(d)
Benchmark Mortgage Trust
205,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	200,949 (a)(b)
104,189	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	102,304
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	294,838
111,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	82,416 (b)
7,391,080	Series 2021-B30, Class XA, 0.80%, due 11/15/2054	315,428 (b)(d)
88,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	93,356 (b)
29,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	30,191 (b)
228,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	240,810 (b)
187,000	Series 2019-B10, Class B, 4.18%, due 3/15/2062	165,166 (b)
199,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	199,151 (b)
228,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.00%, due 4/15/2037	229,995 (a)(c)
BX Commercial Mortgage Trust
365,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.07%, due 9/15/2036	364,089 (a)(c)
88,545	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.25%, due 2/15/2039	88,988 (a)(c)
190,373	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.00%, due 2/15/2039	191,682 (a)(c)
279,533	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.00%, due 3/15/2041	279,533 (a)(c)
209,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.50%, due 11/15/2041	209,980 (a)(c)
BX Trust
244,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 7/15/2029	244,762 (a)(c)
336,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.95%, due 2/15/2041	331,802 (a)(c)
163,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	148,836 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
CAMB Commercial Mortgage Trust
$375,218	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.35%, due 12/15/2037	$375,218 (a)(c)
295,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 6.75%, due 12/15/2037	295,000 (a)(c)
140,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.15%, due 12/15/2037	140,688 (a)(c)
Citigroup Commercial Mortgage Trust
170,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	170,260 (a)(b)
203,302	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	202,229
COMM Mortgage Trust
101,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	102,781 (a)(b)
219,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	230,438 (a)(b)
170,890	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	154,013
74,316	Series 2014-UBS3, Class XA, 0.67%, due 6/10/2047	1 (b)(d)
CONE Trust
87,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.95%, due 8/15/2041	87,381 (a)(c)
94,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.35%, due 8/15/2041	94,000 (a)(c)
5,466,707	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.86%, due 11/15/2048	20,484 (b)(d)
134,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class D, 3.55%, due 9/10/2035	128,276 (a)(b)
ELM Trust
200,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	202,412 (a)(b)
215,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	217,265 (a)(b)
173,000	Fashion Show Mall LLC, Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	174,442 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	66,102 (b)(d)
79,709	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.20%, due 5/25/2044	80,603 (a)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,614,364	Series KW03, Class X1, 0.77%, due 6/25/2027	65,847 (b)(d)
3,352,726	Series K095, Class X1, 0.95%, due 6/25/2029	115,178 (b)(d)
5,206,020	Series K096, Class X1, 1.12%, due 7/25/2029	213,429 (b)(d)
4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	226,447 (b)(d)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	146,376 (b)
207,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 3/15/2039	208,423 (a)(c)
GS Mortgage Securities Trust
15,119	Series 2010-C1, Class B, 5.15%, due 8/10/2043	15,092 (a)
2,637,199	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	26 (b)(d)
134,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	129,457 (b)
10,646,703	Series 2015-GC30, Class XA, 0.67%, due 5/10/2050	106 (b)(d)
Hudson Yards Mortgage Trust
100,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	101,198 (a)(b)
100,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	101,185 (a)(b)
181,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	157,483 (a)(b)
167,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	151,153 (a)(b)
210,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.60%, due 5/15/2041	208,688 (a)(c)
152,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	143,506 (b)
Morgan Stanley Capital I Trust
117,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.87%, due 12/15/2038	111,154 (a)(c)
137,000	Series 2018-H4, Class C, 5.06%, due 12/15/2051	123,090 (b)
57,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	61,195 (b)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
One Market Plaza Trust
$154,855	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	$146,059 (a)
210,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	196,494 (a)
285,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.12%, due 3/15/2036	282,506 (a)(c)
221,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	225,426 (a)(b)
150,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.10%, due 12/15/2039	150,422 (a)(c)
357,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	369,743 (a)
SFO Commercial Mortgage Trust
375,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.57%, due 5/15/2038	373,129 (a)(c)
54,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.82%, due 5/15/2038	52,921 (a)(c)
209,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 7.20%, due 4/15/2037	209,145 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.30%, due 12/15/2039	100,125 (a)(c)
Wells Fargo Commercial Mortgage Trust
125,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	125,673 (a)(b)
100,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	100,736 (a)(b)
365,000	Series 2016-NXS6, Class B, 3.81%, due 11/15/2049	348,408
3,443,361	Series 2019-C52, Class XA, 1.56%, due 8/15/2052	186,330 (b)(d)
143,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	144,388 (b)
13,173,008
Federal Home Loan Mortgage Corp. 3.7%
Pass-Through Certificates
55,555	4.50%, due 11/1/2039	53,961
2,923,851	5.50%, due 9/1/2052 - 4/1/2053	2,895,966
3,159,078	6.00%, due 3/1/2053 - 7/1/2054	3,186,137
6,136,064
Federal National Mortgage Association 3.1%
Pass-Through Certificates
78,500	4.50%, due 4/1/2039 - 5/1/2044	75,764
2,781,318	5.50%, due 11/1/2052 - 5/1/2053	2,758,110
2,208,788	6.00%, due 10/1/2053 - 7/1/2054	2,232,157
5,066,031

Total Mortgage-Backed Securities (Cost $50,995,094)		48,875,130
Asset-Backed Securities 23.2%
Automobiles 3.6%
Avis Budget Rental Car Funding AESOP LLC
375,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	368,534 (a)
225,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	226,278 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	456,516 (a)
245,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	248,213 (a)
607,115	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	616,688 (a)
406,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	407,311
462,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	466,884 (a)
GLS Auto Select Receivables Trust
310,009	Series 2024-2A, Class A2, 5.58%, due 6/17/2030	313,453 (a)
57,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	56,145 (a)
61,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	61,109 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Automobiles – cont'd
$72,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	$72,302 (a)
149,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	147,673 (a)
226,942	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	230,063 (a)
33,654	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	33,421 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	561,802 (a)
Santander Drive Auto Receivables Trust
87,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	87,931
449,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	450,085
421,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	425,708 (a)
163,308	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	165,711 (a)
Westlake Automobile Receivables Trust
360,000	Series 2024-1A, Class A3, 5.44%, due 5/17/2027	362,060 (a)
224,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	225,361 (a)
5,983,248
Home Equity 0.8%
JP Morgan Mortgage Trust
246,258	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.07%, due 3/20/2054	247,729 (a)(c)
135,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.47%, due 5/25/2054	136,012 (a)(c)
211,865	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.87%, due 8/25/2054	212,924 (a)(c)
89,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.37%, due 8/25/2054	89,561 (a)(c)
Towd Point Mortgage Trust
349,279	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	351,055 (a)
339,408	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	341,713 (a)
1,378,994
Other 17.0%
478,007	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	439,808 (a)
423,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	423,165 (a)
180,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	180,149 (a)
387,534	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	393,940 (a)
CCG Receivables Trust
100,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	99,943 (a)
100,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	99,554 (a)
318,189	Series 2023-2, Class A2, 6.28%, due 4/14/2032	322,987 (a)
Cloud Capital Holdco LP
211,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	212,516 (a)
136,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	136,827 (a)
Compass Datacenters Issuer II LLC
120,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	118,844 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	101,065 (a)
Crockett Partners Equipment Co. IIA LLC
106,811	Series 2024-1C, Class A, 6.05%, due 1/20/2031	107,704 (a)
89,757	Series 2024-1C, Class B, 6.78%, due 1/20/2031	90,633 (a)
244,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	243,035 (a)
Dell Equipment Finance Trust
170,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	172,129 (a)
170,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	172,974 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 7.20%, due 4/18/2031	1,004,186 (a)(c)
263,125	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	268,830 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Other – cont'd
$435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.77%, due 10/20/2034	$436,439 (a)(c)
Foundation Finance Trust
100,000	Series 2024-2A, Class B, 4.93%, due 3/15/2050	98,830 (a)
100,000	Series 2024-2A, Class D, 6.59%, due 3/15/2050	101,571 (a)
Frontier Issuer LLC
480,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	488,994 (a)
122,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	125,950 (a)
Gracie Point International Funding LLC
205,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.61%, due 3/1/2028	205,528 (a)(c)
205,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.01%, due 3/1/2028	205,525 (a)(c)
375,763	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	381,235 (a)
Hilton Grand Vacations Trust
101,223	Series 2018-AA, Class A, 3.54%, due 2/25/2032	100,768 (a)
78,629	Series 2022-2A, Class A, 4.30%, due 1/25/2037	77,532 (a)
251,149	Series 2022-2A, Class B, 4.74%, due 1/25/2037	247,891 (a)
192,688	Series 2024-2A, Class C, 5.99%, due 3/25/2038	194,261 (a)
170,244	Series 2024-1B, Class A, 5.75%, due 9/15/2039	172,324 (a)
125,981	Series 2024-1B, Class B, 5.99%, due 9/15/2039	127,008 (a)
68,098	Series 2024-1B, Class C, 6.62%, due 9/15/2039	68,724 (a)
326,238	Series 2024-3A, Class A, 4.98%, due 8/27/2040	325,108 (a)
115,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	115,838 (a)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 5.94%, due 4/20/2037	1,004,303 (a)(c)
407,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	411,537 (a)
284,593	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	289,889 (a)
MVW LLC
193,214	Series 2021-2A, Class A, 1.43%, due 5/20/2039	181,591 (a)
137,077	Series 2021-2A, Class B, 1.83%, due 5/20/2039	129,137 (a)
53,484	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	50,050 (a)
215,935	Series 2024-2A, Class B, 4.58%, due 3/20/2042	211,654 (a)
138,949	Series 2024-2A, Class C, 4.92%, due 3/20/2042	135,869 (a)
156,134	Series 2024-1A, Class B, 5.51%, due 2/20/2043	157,164 (a)
87,626	Series 2024-1A, Class C, 6.20%, due 2/20/2043	88,547 (a)
216,820	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	218,468 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A1R, (3 mo. USD Term SOFR + 1.38%), 5.68%, due 10/15/2037	1,209,002 (a)(c)
2,400,000	OCP CLO Ltd., Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 2.65%, due 1/20/2038	2,400,000 (a)(c)(e)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 8.46%, due 10/25/2032	1,005,069 (a)(c)
314,991	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	315,076 (a)
322,406	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	323,567 (a)
872,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	883,304 (a)
1,200,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.85%, due 4/25/2037	1,209,155 (a)(c)
Sierra Timeshare Receivables Funding LLC
32,843	Series 2020-2A, Class C, 3.51%, due 7/20/2037	32,615 (a)
83,740	Series 2022-1A, Class A, 3.05%, due 10/20/2038	81,985 (a)
111,872	Series 2022-1A, Class C, 3.94%, due 10/20/2038	109,643 (a)
112,446	Series 2023-2A, Class C, 7.30%, due 4/20/2040	115,050 (a)
65,438	Series 2022-2A, Class B, 5.04%, due 6/20/2040	64,789 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Other – cont'd
$105,486	Series 2023-3A, Class B, 6.44%, due 9/20/2040	$107,420 (a)
139,195	Series 2024-2A, Class C, 5.83%, due 6/20/2041	139,405 (a)
307,550	Series 2024-3A, Class C, 5.32%, due 8/20/2041	306,066 (a)
259,645	Series 2024-1A, Class C, 5.94%, due 1/20/2043	260,481 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.68%, due 10/20/2037	1,009,553 (a)(c)
334,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	338,345 (a)
548,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	552,921 (a)
264,337	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	267,041 (a)
Taco Bell Funding LLC
258,750	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	258,571 (a)
191,588	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	179,975 (a)
286,000	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	286,058 (a)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 7.76%, due 4/15/2033	504,576 (a)(c)
353,288	T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, due 5/22/2028	353,627 (a)
415,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	420,082 (a)
1,500,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%), 7.44%, due 10/20/2037	1,538,606 (a)(c)
266,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	267,295 (a)(e)
239,331	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	240,003 (a)
1,000,000	Voya CLO Ltd., Series 2016-2A, Class CR, (3 mo. USD Term SOFR + 4.26%), 8.55%, due 7/19/2028	1,006,958 (a)(c)
1,200,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 6.09%, due 10/20/2036	1,209,584 (a)(c)
285,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	295,588 (a)
28,231,434
Real Estate Investment Trusts 0.3%
432,000	American Tower Trust 1, 5.49%, due 3/15/2053	436,645 (a)
Student Loan 1.2%
Bayview Opportunity Master Fund VII LLC
71,635	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.15%, due 6/25/2047	72,276 (a)(c)
29,848	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.10%, due 6/25/2047	30,498 (a)(c)
Navient Private Education Refi Loan Trust
345,689	Series 2021-CA, Class A, 1.06%, due 10/15/2069	309,838 (a)
411,160	Series 2021-EA, Class A, 0.97%, due 12/16/2069	362,435 (a)
450,408	Series 2021-FA, Class A, 1.11%, due 2/18/2070	394,582 (a)
388,919	Series 2024-A, Class A, 5.66%, due 10/15/2072	393,551 (a)
490,000	SoFi Professional Loan Program LLC, Series 2018-C, Class BFX, 4.13%, due 1/25/2048	459,239 (a)
2,022,419
Telecommunications 0.3%
505,000	Crown Castle Towers LLC, 3.66%, due 5/15/2045	503,095 (a)

Total Asset-Backed Securities (Cost $38,292,972)		38,555,835
Corporate Bonds 39.2%
Advertising 0.1%
150,000	Clear Channel Outdoor Holdings, Inc., 5.13%, due 8/15/2027	146,118 (a)
Aerospace & Defense 2.4%
160,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	163,568 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Aerospace & Defense – cont'd
	Boeing Co.
$1,025,000	2.70%, due 2/1/2027	$981,160
820,000	6.30%, due 5/1/2029	853,031
1,200,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,215,615
725,000	RTX Corp., 4.13%, due 11/16/2028	709,312
		3,922,686
Airlines 0.3%
265,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	264,352 (a)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	110,445 (a)
116,249	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	115,724 (a)
		490,521
Auto Manufacturers 0.5%
	Ford Motor Credit Co. LLC
45,000	6.95%, due 6/10/2026	45,965
390,000	7.35%, due 11/4/2027	408,078
130,000	6.80%, due 5/12/2028	134,730
320,000	2.90%, due 2/10/2029	288,173
		876,946
Banks 12.1%
	Banco Santander SA
50,000	2.75%, due 5/28/2025	49,664
40,000	5.15%, due 8/18/2025	40,075
1,980,000	Bank of America Corp., 3.38%, due 4/2/2026	1,975,562 (f)
	Barclays PLC
975,000	5.67%, due 3/12/2028	989,577 (f)
765,000	4.84%, due 9/10/2028	762,467 (f)
1,635,000	Citigroup, Inc., 4.54%, due 9/19/2030	1,594,598 (f)
860,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.19%, due 1/28/2028	862,722 (c)
2,230,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	2,123,676 (f)
	JPMorgan Chase & Co.
1,225,000	4.08%, due 4/26/2026	1,222,907 (f)
815,000	4.92%, due 1/24/2029	815,890 (f)
	Lloyds Banking Group PLC
750,000	5.46%, due 1/5/2028	757,072 (f)
1,640,000	5.09%, due 11/26/2028	1,644,117 (f)
475,000	M&T Bank Corp., 4.83%, due 1/16/2029	472,707 (f)
815,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	810,093
	Morgan Stanley
1,345,000	1.59%, due 5/4/2027	1,293,463 (f)
340,000	5.65%, due 4/13/2028	345,783 (f)
865,000	Morgan Stanley Bank NA, 5.02%, due 1/12/2029	868,423 (f)
650,000	Truist Financial Corp., 5.90%, due 10/28/2026	654,683 (f)
750,000	UBS Group AG, 1.36%, due 1/30/2027	724,793 (a)(f)
2,115,000	Wells Fargo & Co., 3.91%, due 4/25/2026	2,110,512 (f)
		20,118,784
Building Materials 0.3%
270,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	265,197 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Building Materials – cont'd
$170,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	$163,701 (a)
428,898
Chemicals 0.6%
120,000	INEOS Finance PLC, 7.50%, due 4/15/2029	122,372 (a)
Olympus Water U.S. Holding Corp.
330,000	7.13%, due 10/1/2027	334,739 (a)
205,000	9.75%, due 11/15/2028	217,037 (a)
415,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	411,734 (a)
1,085,882
Commercial Services 0.4%
270,000	Champions Financing, Inc., 8.75%, due 2/15/2029	257,868 (a)
150,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	149,830 (a)
215,000	Veritiv Operating Co., 10.50%, due 11/30/2030	233,659 (a)
641,357
Computers 0.5%
90,000	ASGN, Inc., 4.63%, due 5/15/2028	86,544 (a)
780,000	Hewlett Packard Enterprise Co., 4.40%, due 9/25/2027	773,682
860,226
Distribution - Wholesale 0.4%
230,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	228,654 (a)
240,000	Gates Corp., 6.88%, due 7/1/2029	245,461 (a)
290,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	266,180 (a)
740,295
Diversified Financial Services 2.4%
755,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 4/1/2028	753,467
775,000	American Express Co., 1.65%, due 11/4/2026	736,928
240,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	242,887 (a)
Capital One Financial Corp.
740,000	2.64%, due 3/3/2026	738,572 (f)
785,000	3.75%, due 3/9/2027	768,591
455,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	467,389 (a)
270,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	282,236 (a)
3,990,070
Electric 2.7%
575,000	Alpha Generation LLC, 6.75%, due 10/15/2032	581,385 (a)
1,135,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	1,103,385
890,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate + 0.80%), 5.18%, due 2/4/2028	891,798 (c)(e)
160,000	NRG Energy, Inc., 10.25%, due 3/15/2028	177,430 (a)(f)(g)
Pacific Gas & Electric Co.
495,000	3.50%, due 6/15/2025	491,807
750,000	3.45%, due 7/1/2025	744,437
430,000	Vistra Corp., 7.00%, due 12/15/2026	431,438 (a)(f)(g)
4,421,680
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Engineering & Construction 0.4%
$440,000	Artera Services LLC, 8.50%, due 2/15/2031	$434,740 (a)
175,000	GTP Acquisition Partners I LLC, 3.48%, due 6/15/2050	175,182 (a)
609,922
Entertainment 1.3%
Warnermedia Holdings, Inc.
1,490,000	6.41%, due 3/15/2026	1,490,147
815,000	4.05%, due 3/15/2029	765,119
2,255,266
Food Service 0.1%
235,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	234,076 (a)
Healthcare - Products 0.2%
150,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	157,044 (a)
150,000	Medline Borrower LP, 5.25%, due 10/1/2029	145,340 (a)
302,384
Healthcare - Services 0.3%
45,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	42,790 (a)
250,000	CHS/Community Health Systems, Inc., 5.63%, due 3/15/2027	242,737 (a)
230,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, due 4/30/2028	245,208 (a)
530,735
Holding Companies - Diversified 0.1%
150,000	Benteler International AG, 10.50%, due 5/15/2028	159,473 (a)
Home Builders 0.1%
240,000	Beazer Homes USA, Inc., 7.25%, due 10/15/2029	242,968
Insurance 1.2%
430,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	428,104 (a)
1,335,000	Athene Global Funding, 4.95%, due 1/7/2027	1,335,803 (a)
160,000	HUB International Ltd., 5.63%, due 12/1/2029	156,903 (a)
35,000	Jones Deslauriers Insurance Management, Inc., 10.50%, due 12/15/2030	37,894 (a)
1,958,704
Internet 0.5%
790,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	770,388 (a)
Iron - Steel 0.2%
375,000	Cleveland-Cliffs, Inc., 6.88%, due 11/1/2029	376,161 (a)
Leisure Time 0.4%
220,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	230,692 (a)
210,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	210,972 (a)
160,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	161,535 (a)
603,199
Machinery - Construction & Mining 0.2%
310,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	322,251 (a)
Machinery - Diversified 0.2%
320,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	322,626 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Media 0.7%
$300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 5/1/2027	$294,459 (a)
380,000	CSC Holdings LLC, 5.50%, due 4/15/2027	351,868 (a)
250,000	McGraw-Hill Education, Inc., 5.75%, due 8/1/2028	246,072 (a)
260,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	243,127 (a)
		1,135,526
Mining 0.1%
160,000	Novelis, Inc., 6.88%, due 1/30/2030	163,801 (a)
Oil & Gas 1.2%
425,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	417,334 (a)
1,280,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	1,292,783
220,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	218,490 (a)
		1,928,607
Packaging & Containers 0.3%
580,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	590,997 (a)
Pharmaceuticals 0.9%
1,560,000	CVS Health Corp., 4.30%, due 3/25/2028	1,523,218
Pipelines 2.9%
	Enbridge, Inc.
360,000	5.90%, due 11/15/2026	367,025
359,000	5.25%, due 4/5/2027	362,873
980,000	Energy Transfer LP, 6.05%, due 12/1/2026	1,000,792
	Genesis Energy LP/Genesis Energy Finance Corp.
25,000	8.00%, due 1/15/2027	25,446
305,000	8.25%, due 1/15/2029	312,139
1,215,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	1,212,704
690,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	689,581
460,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	457,857 (a)
320,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	334,416 (a)
		4,762,833
Real Estate 0.2%
290,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	292,398 (a)
Real Estate Investment Trusts 1.2%
845,000	American Tower Corp., 1.45%, due 9/15/2026	801,847
390,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	364,547 (a)
270,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	247,864 (a)
150,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	145,747 (a)
300,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	320,755 (a)
85,000	XHR LP, 6.63%, due 5/15/2030	85,917 (a)
		1,966,677
Semiconductors 1.4%
	Broadcom, Inc.
1,342,000	5.05%, due 7/12/2027	1,353,961
1,000,000	4.80%, due 4/15/2028	1,001,256
		2,355,217
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Software 1.0%
$600,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	$580,524 (a)
240,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	235,917 (a)
900,000	Oracle Corp., 1.65%, due 3/25/2026	869,693
		1,686,134
Telecommunications 1.4%
430,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	407,306 (a)
	Level 3 Financing, Inc.
370,000	10.50%, due 4/15/2029	414,450 (a)
140,000	11.00%, due 11/15/2029	158,717 (a)
1,010,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	989,263
370,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	349,129 (a)
		2,318,865

Total Corporate Bonds (Cost $64,549,098)		65,135,889
Loan Assignments(c) 1.3%
Aerospace & Defense 0.1%
185,997	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.16%, due 2/1/2028	173,792
Air Transport 0.1%
117,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.30%, due 4/20/2028	119,743
Business Equipment & Services 0.2%
356,360	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.18%, due 5/18/2025	356,285
Diversified Insurance 0.5%
	HUB International Ltd.
395,315	First Lien Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.04%, due 6/20/2030	396,659
396,013	Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.79%, due 6/20/2030	397,359
		794,018
Leisure Goods - Activities - Movies 0.1%
170,989	Carnival Corp., Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.30%, due 8/8/2027	171,577
Life Sciences Tools & Services 0.2%
426,775	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 9/27/2030	421,027
Retailers (except food & drug) 0.1%
175,597	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.84%, due 3/3/2028	168,471
Total Loan Assignments (Cost $2,197,475)		2,204,913
Number of Shares
Short-Term Investments 7.8%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Investment Companies 7.8%
12,951,761	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(h) (Cost $12,951,761)	$12,951,761
Total Investments 100.9% (Cost $168,986,400)		167,723,528
Liabilities Less Other Assets (0.9)%		(1,544,075)(i)
Net Assets 100.0%		$166,179,453

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $84,090,924, which represents 50.6% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $3,559,093, which represents 2.1% of net assets of the Fund.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Represents 7-day effective yield as of January 31, 2025.
(i)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$133,013,367	80.0%
Cayman Islands	11,790,933	7.1%
United Kingdom	4,153,233	2.5%
Jersey	2,213,887	1.3%
Ireland	1,413,552	0.8%
Canada	767,792	0.5%
Switzerland	724,793	0.4%
Germany	322,626	0.2%
Austria	159,473	0.1%
Luxembourg	122,372	0.1%
Spain	89,739	0.1%
Short-Term Investments and Other Liabilities—Net	11,407,686	6.9%
	$166,179,453	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Income ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	452	U.S. Treasury Note, 2 Year	$92,942,500	$42,336
Total Long Positions			$92,942,500	$42,336

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	34	U.S. Treasury Note, 10 Year	$(3,700,687)	$22,867
3/2025	226	U.S. Treasury Note, 5 Year	(24,044,281)	73,714
3/2025	25	U.S. Treasury Note, Ultra 10 Year	(2,784,375)	37,578
3/2025	18	U.S. Treasury Ultra Bond	(2,132,438)	7,875
Total Short Positions			$(32,661,781)	$142,034
Total Futures				$184,370
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$48,875,130	$—	$48,875,130
Asset-Backed Securities#	—	38,555,835	—	38,555,835
Corporate Bonds#	—	65,135,889	—	65,135,889
Loan Assignments#	—	2,204,913	—	2,204,913
Short-Term Investments	—	12,951,761	—	12,951,761
Total Investments	$—	$167,723,528	$—	$167,723,528

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$184,370	$—	$—	$184,370
Total	$184,370	$—	$—	$184,370

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)
January 31, 2025

Principal Amount		Value
U.S. Treasury Obligations 7.8%
U.S. Treasury Bonds
$560,000	3.75%, due 11/15/2043	$483,328
1,125,000	3.38%, due 11/15/2048	881,851
235,000	4.25%, due 8/15/2054	214,254
1,075,000	4.50%, due 11/15/2054	1,023,937
U.S. Treasury Notes
305,000	4.38%, due 12/15/2026 - 5/15/2034	304,583
370,000	3.63%, due 9/30/2031	352,772
275,000	4.13%, due 10/31/2031	269,940
30,000	3.88%, due 8/15/2034	28,458
315,000	4.25%, due 11/15/2034	307,666
Total U.S. Treasury Obligations (Cost $3,931,587)		3,866,789
U.S. Government Agency Securities 0.2%
129,000	Tennessee Valley Authority, 4.38%, due 8/1/2034 (Cost $126,064)	125,387

Mortgage-Backed Securities 33.4%
Collateralized Mortgage Obligations 5.4%
133,427	Angel Oak Mortgage Trust, Series 2022-5, Class A1, 4.50%, due 5/25/2067	130,399 (a)
124,000	Chase Home Lending Mortgage Trust, Series 2025-1, Class A4, 6.00%, due 11/25/2055	124,707 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
130,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 5.85%, due 10/25/2041	130,690 (a)(c)
125,000	Series 2022-DNA1, Class M1B, (30 day USD SOFR Average + 1.85%), 6.20%, due 1/25/2042	126,664 (a)(c)
125,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	128,039 (a)(c)
120,000	Series 2022-HQA1, Class M1B, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	125,326 (a)(c)
120,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.25%, due 4/25/2042	124,381 (a)(c)
135,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.05%, due 9/25/2042	143,258 (a)(c)
100,317	Series 2024-DNA2, Class M1, (30 day USD SOFR Average + 1.20%), 5.55%, due 5/25/2044	100,641 (a)(c)
125,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.80%, due 10/25/2044	126,025 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities
125,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	126,869 (a)(c)
120,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	124,681 (a)(c)
120,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	125,692 (a)(c)
115,000	Series 2022-R06, Class 1M2, (30 day USD SOFR Average + 3.85%), 8.20%, due 5/25/2042	121,866 (a)(c)
130,501	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 7.30%, due 6/25/2042	134,745 (a)(c)
115,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	124,209 (a)(c)
JP Morgan Mortgage Trust
24,115	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	24,105 (a)(b)
69,095	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	69,228 (a)
OBX Trust
81,193	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	81,624 (a)
102,146	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	103,114 (a)
Verus Securitization Trust
122,312	Series 2022-7, Class A1, 5.15%, due 7/25/2067	121,541 (a)
119,421	Series 2024-4, Class A1, 6.22%, due 6/25/2069	120,275 (a)
119,493	Series 2024-7, Class A1, 5.10%, due 9/25/2069	118,522 (a)(b)
2,656,601
Commercial Mortgage-Backed 6.3%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	121,565 (a)(b)
100,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	101,719 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$120,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.21%, due 8/15/2039	$121,282 (a)(c)
85,000	BANK5, Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	74,838 (a)
	BBCMS Mortgage Trust
74,000	Series 2024-C24, Class C, 6.00%, due 2/15/2057	73,988
125,000	Series 2024-C26, Class A5, 5.83%, due 5/15/2057	130,992
114,000	BBCMS Trust, Series 2025-C32, Class B, 6.13%, due 2/15/2063	118,334 (d)
	Benchmark Mortgage Trust
95,000	Series 2023-B40, Class A5, 6.05%, due 12/15/2056	100,511
71,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	73,916 (b)
125,000	Series 2024-V12, Class A3, 5.74%, due 12/15/2057	128,475
	BMO Mortgage Trust
72,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	74,458 (b)
125,000	Series 2024-C8, Class A5, 5.60%, due 3/15/2057	128,583 (b)
74,000	Series 2024-C8, Class C, 6.23%, due 3/15/2057	74,056 (b)
125,000	BPR Trust, Series 2022-OANA, Class A, (1 mo. USD Term SOFR + 1.90%), 6.20%, due 4/15/2037	125,234 (a)(c)
126,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, (1 mo. USD Term SOFR + 1.21%), 5.52%, due 9/15/2036	125,055 (a)(c)
136,000	BX Trust, Series 2019-OC11, Class B, 3.61%, due 12/9/2041	125,502 (a)
125,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.45%), 6.75%, due 12/15/2037	125,000 (a)(c)
128,000	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	123,840 (b)
70,000	COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, due 8/10/2044	73,656 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	101,425 (a)(b)
49,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class C, 3.80%, due 11/10/2052	44,043 (b)
125,000	GWT Trust, Series 2024-WLF2, Class D, (1 mo. USD Term SOFR + 2.94%), 7.25%, due 5/15/2041	125,859 (a)(c)
100,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	101,185 (a)(b)
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.02%, due 1/5/2039	92,633 (a)
125,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class A, (1 mo. USD Term SOFR + 1.59%), 5.90%, due 5/15/2041	125,007 (a)(c)
120,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	126,670 (b)
125,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	129,462 (a)
	SFO Commercial Mortgage Trust
90,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.57%, due 5/15/2038	89,551 (a)(c)
16,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.82%, due 5/15/2038	15,680 (a)(c)
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.30%, due 12/15/2039	125,156 (a)(c)
44,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class C, 6.23%, due 1/15/2058	44,427 (b)
		3,142,102
Federal Home Loan Mortgage Corp. 9.4%
	Pass-Through Certificates
225,074	2.00%, due 2/1/2052	175,669
618,990	2.50%, due 4/1/2052 - 5/1/2052	505,898
529,491	3.00%, due 7/1/2052	450,998
391,911	3.50%, due 5/1/2052	347,419
415,805	4.00%, due 12/1/2052	380,783
364,451	4.50%, due 9/1/2052	343,655
542,099	5.00%, due 11/1/2053	524,287
1,235,141	5.50%, due 11/1/2053 - 9/1/2054	1,220,966
715,536	6.00%, due 5/1/2054 - 7/1/2054	722,231
		4,671,906
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal National Mortgage Association 11.0%
	Pass-Through Certificates
$242,436	2.00%, due 9/1/2051	$189,955
1,729,580	2.50%, due 1/1/2052 - 5/1/2053	1,415,969
1,045,561	3.00%, due 5/1/2052 - 8/1/2052	891,186
755,545	3.50%, due 9/1/2052 - 4/1/2053	669,478
823,883	4.00%, due 10/1/2052 - 4/1/2053	764,334
1,000,716	5.00%, due 12/1/2052 - 4/1/2054	968,811
574,633	5.50%, due 4/1/2054	567,704
		5,467,437
Government National Mortgage Association 1.3%
	Pass-Through Certificates
200,905	2.50%, due 4/20/2052	168,097
229,153	4.50%, due 11/20/2054	216,802
111,435	5.00%, due 2/20/2053	108,572
124,791	5.50%, due 12/20/2054	124,007
		617,478
Total Mortgage-Backed Securities (Cost $16,663,590)		16,555,524

Asset-Backed Securities 7.0%
Automobiles 1.2%
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class C, 6.18%, due 10/20/2027	100,766 (a)
123,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	123,397
	GLS Auto Select Receivables Trust
19,000	Series 2025-1A, Class B, 5.04%, due 2/15/2031	19,034 (a)
22,000	Series 2025-1A, Class C, 5.26%, due 3/15/2031	22,092 (a)
136,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	136,329
125,000	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class C, 5.54%, due 2/20/2032	126,983 (a)
68,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, due 11/15/2030	68,413 (a)
		597,014
Home Equity 0.3%
131,984	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 5.57%, due 10/20/2054	132,156 (a)(c)
Other 5.2%
125,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, due 7/21/2031	125,840 (a)
128,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	128,050 (a)
97,772	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	99,389 (a)
125,000	DLLST LLC, Series 2024-1A, Class A3, 5.05%, due 8/20/2027	125,612 (a)
125,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	127,342 (a)
98,054	Hilton Grand Vacations Trust, Series 2022-2A, Class A, 4.30%, due 1/25/2037	96,687 (a)
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	100,729 (a)
122,000	Kubota Credit Owner Trust, Series 2024-2A, Class A3, 5.26%, due 11/15/2028	123,614 (a)
80,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 4/20/2053	82,286 (a)
	MVW LLC
53,578	Series 2023-1A, Class C, 6.54%, due 10/20/2040	53,838 (a)
70,335	Series 2023-2A, Class B, 6.33%, due 11/20/2040	71,517 (a)
117,356	Series 2024-2A, Class B, 4.58%, due 3/20/2042	115,029 (a)
79,660	Series 2024-1A, Class A, 5.32%, due 2/20/2043	80,160 (a)
125,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	128,022 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Other – cont'd
$103,525	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	$103,898 (a)
250,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 2/15/2029	251,547 (a)
Sierra Timeshare Receivables Funding LLC
118,567	Series 2020-2A, Class B, 2.32%, due 7/20/2037	117,549 (a)
117,760	Series 2022-1A, Class B, 3.55%, due 10/20/2038	115,577 (a)
115,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.90%, due 7/25/2048	116,461 (a)
99,750	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	100,770 (a)
112,987	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 8/25/2051	100,465 (a)
80,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	80,389 (a)(d)
120,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, due 4/20/2054	123,414 (a)
2,568,185
Student Loan 0.3%
Navient Private Education Refi Loan Trust
59,188	Series 2020-CA, Class A2A, 2.15%, due 11/15/2068	55,817 (a)
81,400	Series 2021-BA, Class A, 0.94%, due 7/15/2069	73,050 (a)
54,285	Series 2021-CA, Class A, 1.06%, due 10/15/2069	48,655 (a)
177,522
Total Asset-Backed Securities (Cost $3,467,261)		3,474,877

Corporate Bonds 45.3%
Aerospace & Defense 1.9%
Boeing Co.
370,000	5.04%, due 5/1/2027	369,857
120,000	6.86%, due 5/1/2054	128,765
120,000	Bombardier, Inc., 7.00%, due 6/1/2032	122,365 (a)
70,000	Goat Holdco LLC, 6.75%, due 2/1/2032	69,765 (a)
TransDigm, Inc.
250,000	6.88%, due 12/15/2030	256,079 (a)
10,000	7.13%, due 12/1/2031	10,326 (a)
957,157
Agriculture 1.4%
Bunge Ltd. Finance Corp.
120,000	4.20%, due 9/17/2029	116,442
110,000	4.65%, due 9/17/2034	104,220
200,000	Imperial Brands Finance PLC, 5.50%, due 2/1/2030	202,069 (a)
45,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	45,600 (a)
205,000	Philip Morris International, Inc., 5.13%, due 2/15/2030	206,781
675,112
Airlines 0.4%
100,000	American Airlines, Inc., 8.50%, due 5/15/2029	105,355 (a)
86,400	United Airlines Pass-Through Trust, 4.88%, due 7/15/2027	85,956
191,311
Auto Manufacturers 0.3%
125,000	General Motors Co., 6.80%, due 10/1/2027	130,471
Auto Parts & Equipment 0.3%
140,000	Goodyear Tire & Rubber Co., 5.25%, due 4/30/2031	127,833
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks 6.7%
$200,000	Banco Santander SA, 6.92%, due 8/8/2033	$212,344
80,000	Bank of America Corp., 5.51%, due 1/24/2036	80,443 (e)
35,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	33,416 (e)(f)
325,000	BPCE SA, 5.94%, due 5/30/2035	324,139 (a)(e)
Citigroup, Inc.
35,000	3.88%, due 2/18/2026	34,272 (e)(f)
75,000	3.89%, due 1/10/2028	73,772 (e)
35,000	7.00%, due 8/15/2034	36,470 (e)(f)
185,000	6.02%, due 1/24/2036	185,730 (e)
150,000	Deutsche Bank AG, 5.40%, due 9/11/2035	144,041 (e)
50,000	Goldman Sachs Group, Inc., 3.65%, due 8/10/2026	48,060 (e)(f)
35,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	33,630 (e)(f)
50,000	JPMorgan Chase & Co., 3.65%, due 6/1/2026	48,725 (e)(f)
100,000	Kreditanstalt fuer Wiederaufbau, 4.63%, due 3/18/2030	100,946
200,000	Lloyds Banking Group PLC, 5.59%, due 11/26/2035	198,955 (e)
80,000	M&T Bank Corp., 3.50%, due 9/1/2026	75,396 (e)(f)
Morgan Stanley
125,000	3.63%, due 1/20/2027	122,912
70,000	5.42%, due 7/21/2034	70,002 (e)
85,000	5.83%, due 4/19/2035	86,945 (e)
70,000	5.52%, due 11/19/2055	67,765 (e)
PNC Financial Services Group, Inc.
55,000	3.40%, due 9/15/2026	52,223 (e)(f)
100,000	5.58%, due 1/29/2036	100,496 (e)
Santander Holdings USA, Inc.
40,000	6.12%, due 5/31/2027	40,569 (e)
135,000	6.34%, due 5/31/2035	138,166 (e)
215,000	Societe Generale SA, 1.49%, due 12/14/2026	208,520 (a)(e)
125,000	Truist Financial Corp., 5.71%, due 1/24/2035	126,244 (e)
80,000	U.S. Bancorp, 3.70%, due 1/15/2027	75,847 (e)(f)
200,000	UBS AG, 5.65%, due 9/11/2028	205,334
Wells Fargo & Co.
50,000	3.90%, due 3/15/2026	49,125 (e)(f)
55,000	2.19%, due 4/30/2026	54,650 (e)
150,000	5.50%, due 1/23/2035	149,957 (e)
140,000	5.21%, due 12/3/2035	136,962 (e)
3,316,056
Beverages 0.4%
185,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	174,921
Biotechnology 0.7%
120,000	Amgen, Inc., 5.65%, due 3/2/2053	115,970
Gilead Sciences, Inc.
120,000	4.75%, due 3/1/2046	106,230
155,000	5.50%, due 11/15/2054	150,746
372,946
Building Materials 0.5%
125,000	Carrier Global Corp., 5.90%, due 3/15/2034	129,421
130,000	Standard Industries, Inc., 4.75%, due 1/15/2028	126,478 (a)
255,899
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals 0.2%
WR Grace Holdings LLC
$80,000	4.88%, due 6/15/2027	$78,202 (a)
10,000	7.38%, due 3/1/2031	10,316 (a)
88,518
Commercial Services 1.0%
110,000	Block, Inc., 6.50%, due 5/15/2032	112,432 (a)
160,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	159,818 (a)
70,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	71,879 (a)
50,000	Veritiv Operating Co., 10.50%, due 11/30/2030	54,339 (a)
80,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	82,811 (a)
481,279
Computers 0.5%
80,000	ASGN, Inc., 4.63%, due 5/15/2028	76,928 (a)
200,000	Dell International LLC/EMC Corp., 4.85%, due 2/1/2035	189,174
266,102
Distribution - Wholesale 0.4%
Resideo Funding, Inc.
90,000	4.00%, due 9/1/2029	82,608 (a)
50,000	6.50%, due 7/15/2032	50,453 (a)
80,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	84,619 (a)
217,680
Diversified Financial Services 2.1%
Ally Financial, Inc.
85,000	4.70%, due 5/15/2028	77,227 (e)(f)
195,000	6.18%, due 7/26/2035	195,232 (e)
Capital One Financial Corp.
120,000	5.88%, due 7/26/2035	121,231 (e)
180,000	6.18%, due 1/30/2036	180,787 (e)
50,000	Charles Schwab Corp., 4.00%, due 6/1/2026	48,794 (e)(f)
100,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	103,351 (a)
160,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	160,367 (a)
160,000	OneMain Finance Corp., 3.88%, due 9/15/2028	149,459
1,036,448
Electric 3.7%
250,000	Comision Federal de Electricidad, 3.35%, due 2/9/2031	209,022 (a)
DTE Energy Co.
95,000	1.05%, due 6/1/2025	93,842
95,000	4.95%, due 7/1/2027	95,384
248,563	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	241,479 (a)
NextEra Energy Capital Holdings, Inc.
85,000	4.90%, due 2/28/2028	85,208
100,000	5.45%, due 3/15/2035	99,411 (d)
240,000	NRG Energy, Inc., 6.00%, due 2/1/2033	234,489 (a)
Pacific Gas & Electric Co.
75,000	6.40%, due 6/15/2033	77,256
95,000	6.95%, due 3/15/2034	100,996
150,000	4.95%, due 7/1/2050	123,480
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
$156,000	Public Service Co. of Oklahoma, 5.20%, due 1/15/2035	$151,533
35,000	Southern California Edison Co., 2.50%, due 6/1/2031	29,364
90,000	Tampa Electric Co., 4.90%, due 3/1/2029	90,150
190,000	Vistra Operations Co. LLC, 6.88%, due 4/15/2032	195,492 (a)
		1,827,106
Electronics 0.2%
90,000	Imola Merger Corp., 4.75%, due 5/15/2029	85,837 (a)
Entertainment 1.9%
70,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.25%, due 7/15/2029	67,497
100,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	101,698 (a)
100,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	103,013 (a)
830,000	Warnermedia Holdings, Inc., 5.05%, due 3/15/2042	668,007
		940,215
Food 0.7%
65,000	Campbell's Co., 4.75%, due 3/23/2035	61,301
45,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	45,565 (a)
	Performance Food Group, Inc.
130,000	5.50%, due 10/15/2027	129,299 (a)
20,000	4.25%, due 8/1/2029	18,804 (a)
100,000	Post Holdings, Inc., 6.25%, due 10/15/2034	97,449 (a)
		352,418
Healthcare - Products 0.3%
160,000	Medline Borrower LP, 3.88%, due 4/1/2029	149,297 (a)
Healthcare - Services 1.5%
70,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	66,563 (a)
175,000	Cigna Group, 5.60%, due 2/15/2054	164,087
	HCA, Inc.
50,000	5.45%, due 4/1/2031	50,245
180,000	3.50%, due 7/15/2051	118,041
100,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	99,282 (a)
110,000	Tenet Healthcare Corp., 4.63%, due 6/15/2028	106,326
145,000	UnitedHealth Group, Inc., 5.63%, due 7/15/2054	140,948
		745,492
Home Builders 0.3%
80,000	Beazer Homes USA, Inc., 5.88%, due 10/15/2027	79,472
80,000	LGI Homes, Inc., 7.00%, due 11/15/2032	79,600 (a)
		159,072
Insurance 1.0%
110,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 4/15/2028	111,161 (a)
70,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	66,672 (a)
	Arthur J Gallagher & Co.
15,000	4.85%, due 12/15/2029	14,893
115,000	5.15%, due 2/15/2035	111,915
40,000	5.55%, due 2/15/2055	38,126
45,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	47,065 (a)(e)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$120,000	HUB International Ltd., 7.25%, due 6/15/2030	$124,077 (a)
		513,909
Internet 1.0%
	Meta Platforms, Inc.
80,000	5.40%, due 8/15/2054	77,616
135,000	5.55%, due 8/15/2064	131,127
	Uber Technologies, Inc.
195,000	4.80%, due 9/15/2034	186,706
30,000	5.35%, due 9/15/2054	27,741
100,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	91,441 (a)
		514,631
Investment Companies 0.1%
75,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	74,256
Iron - Steel 0.6%
100,000	ATI, Inc., 4.88%, due 10/1/2029	95,653
220,000	Cleveland-Cliffs, Inc., 7.00%, due 3/15/2032	219,461 (a)
		315,114
Leisure Time 0.4%
10,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	10,046 (a)
70,000	Royal Caribbean Cruises Ltd., 5.50%, due 4/1/2028	70,207 (a)
20,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	20,192 (a)
80,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	79,195 (a)
		179,640
Machinery - Construction & Mining 0.1%
50,000	Terex Corp., 6.25%, due 10/15/2032	49,459 (a)
Machinery - Diversified 0.1%
45,000	Otis Worldwide Corp., 5.13%, due 11/19/2031	45,068
Media 0.9%
310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 6/1/2033	263,023 (a)
75,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 6/1/2052	48,206
130,000	Sirius XM Radio LLC, 4.13%, due 7/1/2030	116,198 (a)
		427,427
Mining 0.3%
80,000	FMG Resources August 2006 Pty. Ltd., 6.13%, due 4/15/2032	79,476 (a)
80,000	Novelis, Inc., 6.88%, due 1/30/2030	81,901 (a)
		161,377
Multi-National 2.2%
125,000	Asian Infrastructure Investment Bank, 4.25%, due 3/13/2034	121,435
120,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	120,923
150,000	Council of Europe Development Bank, 4.50%, due 1/15/2030	150,516
100,000	European Investment Bank, 4.50%, due 3/14/2030	100,499
130,000	Inter-American Development Bank, 4.50%, due 2/15/2030	130,531
250,000	Inter-American Investment Corp., 4.25%, due 2/14/2029	247,863
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Multi-National – cont'd
	International Bank for Reconstruction & Development
$125,000	4.63%, due 1/15/2032	$125,519
125,000	3.88%, due 8/28/2034	117,580
		1,114,866
Office - Business Equipment 0.1%
50,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	48,059
Oil & Gas 2.6%
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/2032	121,003 (a)
140,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	137,405 (a)
50,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	50,499
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, due 5/15/2034	86,804 (a)
250,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	214,504 (a)
330,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	329,990
100,000	Permian Resources Operating LLC, 6.25%, due 2/1/2033	100,242 (a)
250,000	Petroleos Mexicanos, 7.69%, due 1/23/2050	187,055
90,000	Phillips 66, 1.30%, due 2/15/2026	86,989
		1,314,491
Oil & Gas Services 0.2%
90,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	91,233 (a)
Packaging & Containers 0.2%
90,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	91,706 (a)
Pharmaceuticals 1.8%
	AbbVie, Inc.
390,000	2.95%, due 11/21/2026	379,760
90,000	4.95%, due 3/15/2031	90,283
45,000	4.05%, due 11/21/2039	38,639
	CVS Health Corp.
110,000	3.00%, due 8/15/2026	107,036
20,000	5.63%, due 2/21/2053	17,949
258,000	6.05%, due 6/1/2054	245,711
		879,378
Pipelines 1.4%
40,000	Eastern Energy Gas Holdings LLC, 5.65%, due 10/15/2054	37,928
	Enbridge, Inc.
15,000	5.30%, due 4/5/2029	15,125
90,000	5.63%, due 4/5/2034	90,259
155,000	Energy Transfer LP, 5.95%, due 5/15/2054	149,132
100,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	99,219 (a)
160,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/2030	154,445 (a)
160,000	Venture Global LNG, Inc., 8.38%, due 6/1/2031	168,394 (a)
		714,502
Real Estate Investment Trusts 1.1%
60,000	Crown Castle, Inc., 1.05%, due 7/15/2026	56,876
110,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	106,047 (a)
140,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	138,397 (a)
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
$140,000	RHP Hotel Properties LP/RHP Finance Corp., 4.75%, due 10/15/2027	$137,108
120,000	Service Properties Trust, 8.38%, due 6/15/2029	119,929
		558,357
Retail 0.6%
90,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	81,499 (a)
80,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	81,452 (a)
80,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	83,706 (a)
40,000	Macy's Retail Holdings LLC, 5.88%, due 3/15/2030	38,476 (a)
		285,133
Semiconductors 1.8%
	Broadcom, Inc.
25,000	3.15%, due 11/15/2025	24,704
95,000	5.05%, due 7/12/2029	95,379
85,000	5.15%, due 11/15/2031	85,220
130,000	3.19%, due 11/15/2036	104,270 (a)
330,000	Foundry JV Holdco LLC, 6.25%, due 1/25/2035	336,387 (a)
	Intel Corp.
30,000	3.25%, due 11/15/2049	18,123
225,000	4.75%, due 3/25/2050	175,566
55,000	4.90%, due 8/5/2052	43,463
25,000	5.90%, due 2/10/2063	22,549
		905,661
Software 1.8%
	AppLovin Corp.
115,000	5.13%, due 12/1/2029	114,882
95,000	5.38%, due 12/1/2031	95,391
365,000	5.50%, due 12/1/2034	363,468
130,000	Cloud Software Group, Inc., 8.25%, due 6/30/2032	135,124 (a)
	Oracle Corp.
35,000	5.50%, due 8/3/2035	34,948
95,000	3.60%, due 4/1/2050	65,943
80,000	6.00%, due 8/3/2055	79,745
		889,501
Telecommunications 1.6%
140,000	AT&T, Inc., 3.50%, due 9/15/2053	94,545
90,000	Frontier Communications Holdings LLC, 5.88%, due 10/15/2027	90,026 (a)
70,000	Level 3 Financing, Inc., 10.50%, due 5/15/2030	76,280 (a)
	T-Mobile USA, Inc.
155,000	3.38%, due 4/15/2029	145,222
135,000	2.55%, due 2/15/2031	116,802
	Verizon Communications, Inc.
100,000	5.05%, due 5/9/2033	98,854
30,000	5.50%, due 2/23/2054	28,761
125,000	Vodafone Group PLC, 5.75%, due 6/28/2054	119,842
		770,332
Total Corporate Bonds (Cost $22,641,209)		22,495,270
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Foreign Government Securities 5.3%
$250,000	Brazil Government International Bonds, 6.13%, due 3/15/2034	$239,205
250,000	Colombia Government International Bonds, 8.00%, due 11/14/2035	251,981
250,000	Oman Government International Bonds, 6.50%, due 3/8/2047	248,125 (a)
250,000	Panama Government International Bonds, 2.25%, due 9/29/2032	178,960
250,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	212,200 (a)
130,000	Province of Alberta, 4.50%, due 1/24/2034	125,886
125,000	Province of British Columbia, 4.75%, due 6/12/2034	123,157
125,000	Province of Manitoba, 4.90%, due 5/31/2034	124,647
115,000	Province of Ontario, 4.70%, due 1/15/2030	116,274
	Province of Quebec
240,000	4.50%, due 4/3/2029	239,551
125,000	4.25%, due 9/5/2034	118,437
225,000	Province of Saskatchewan, 4.65%, due 1/28/2030	225,561
250,000	Qatar Government International Bonds, 3.75%, due 4/16/2030	238,125 (a)
250,000	Republic of South Africa Government International Bonds, 5.65%, due 9/27/2047	187,196
Total Foreign Government Securities (Cost $2,654,183)		2,629,305
Number of Shares
Short-Term Investments 1.1%
Investment Companies 1.1%
537,298	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(g) (Cost $537,298)	537,298
Total Investments 100.1% (Cost $50,021,192)		49,684,450
Liabilities Less Other Assets (0.1)%		(60,950)(h)
Net Assets 100.0%		$49,623,500

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2025, these securities amounted to $16,891,912, which represents 34.0% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
January 31, 2025.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(d)	When-issued security. Total value of all such securities at January 31, 2025 amounted to $298,134, which represents 0.6% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Represents 7-day effective yield as of January 31, 2025.
(h)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$42,271,086	85.2%
Canada	1,382,761	2.8%
Supranational	1,114,866	2.2%
Mexico	637,556	1.3%
France	532,659	1.1%
United Kingdom	520,866	1.0%
Colombia	251,981	0.5%
Oman	248,125	0.5%
Germany	244,987	0.5%
Brazil	239,205	0.5%
Qatar	238,125	0.5%
Kazakhstan	214,504	0.4%
Spain	212,344	0.4%
Paraguay	212,200	0.4%
Switzerland	205,334	0.4%
South Africa	187,196	0.4%
Panama	178,960	0.4%
Belgium	174,921	0.3%
Australia	79,476	0.2%
Short-Term Investments and Other Liabilities—Net	476,348	1.0%
	$49,623,500	100.0%
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	18	U.S. Treasury Long Bond	$2,050,313	$(1,125)
3/2025	22	U.S. Treasury Note, 10 Year	2,394,563	5,109
3/2025	11	U.S. Treasury Note, 2 Year	2,261,875	2,664
3/2025	53	U.S. Treasury Note, 5 Year	5,638,703	13,164
Total Long Positions			$12,345,454	$19,812

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	33	U.S. Treasury Note, Ultra 10 Year	$(3,675,375)	$(2,578)
3/2025	18	U.S. Treasury Ultra Bond	(2,132,438)	20,250
Total Short Positions			$(5,807,813)	$17,672
Total Futures				$37,484
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$3,866,789	$—	$3,866,789
U.S. Government Agency Securities	—	125,387	—	125,387
Mortgage-Backed Securities#	—	16,555,524	—	16,555,524
Asset-Backed Securities#	—	3,474,877	—	3,474,877
Corporate Bonds#	—	22,495,270	—	22,495,270
Foreign Government Securities	—	2,629,305	—	2,629,305
Short-Term Investments	—	537,298	—	537,298
Total Investments	$—	$49,684,450	$—	$49,684,450

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$41,187	$—	$—	$41,187
Liabilities	(3,703)	—	—	(3,703)
Total	$37,484	$—	$—	$37,484

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Total Return Bond ETF^ (Unaudited)  (cont’d)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2025
Notes to Schedule of Investments ETF Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Energy Transition & Infrastructure ETF, Neuberger Berman Flexible Credit Income ETF, Neuberger Berman Short Duration Income ETF and Neuberger Berman Total Return Bond ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities and master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited)  (cont’d)
comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments ETF Trust (Unaudited) (cont'd)
Legend

Clearinghouses:
ICE CC	= ICE Clear Credit LLC
Counterparties:
RBC	= Royal Bank of Canada
SCB	= Standard Chartered Bank
UBS	= UBS AG
Index Periods/Payment Frequencies:
3M	= 3 Months
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
EUR	= Euro
GBP	= Pound Sterling
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.